SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable	$ 2,707,345	$ 2,482,280
Less: allowance for credit losses	(1,678,235)	(1,491,367)
Accounts receivable, net	$ 1,029,110	$ 990,913